ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Platinum Analytics Cayman Limited (“Platinum Cayman” or “Parent Company”) is a holding company that was incorporated under the laws of Cayman Islands on October 6, 2016. Platinum, through its wholly-owned subsidiaries (collectively, “the Company”) is engaged in offering software development services, software maintenance services and other software related services to customers.

As of September 30, 2025, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Controlled by	Percentage of direct/indirect Economic Ownership	Principal Activities
Platinum Analytics Trading Technology Limited (“Platinum BVI”)	March 14, 2017	British Virgin Island	The Company	100%	Investment Holding
Platinum Analytics Singapore Pte. Ltd (“Platinum Singapore”)	May 27, 2017	Singapore	Platinum BVI	100%	Investment Holding/ software development services development services
Platinum Analytics Hong Kong Limited (“Platinum HK”) (disposed on January 10, 2025)	October 18, 2016	Hong Kong,	The Company	100%	Investment Holding
Platinum Analytics Ronghui Technology (Shanghai) Limited (“Platinum SH”) (disposed on January 10, 2025)	January 17, 2017	People’s Republic of China (“PRC”)	Platinum HK	100%	Dormant

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS